Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Schedule of Breakdown of Research and Development Expenses

	2023	2022	2021
	€	€	€
Personnel expenses (Note 5)	(19,132,307)	(13,334,350)	(7,988,096)
Clinical expenses	(30,690,293)	(27,653,658)	(16,944,557)
Nonclinical expenses	(8,977,187)	(4,853,822)	(3,891,479)
Manufacturing costs	(6,500,986)	(11,181,355)	(6,325,068)
License costs	—	—	(500,000)
Intellectual Property costs	(274,257)	(352,389)	(139,966)
	(65,575,030)	(57,375,574)	(35,789,166)